Note 3 - Significant Accounting Policies (Details Textual) - CAD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Assets at end of period	$ 48,471	$ 22,959
FRANCE
Statement Line Items [Line Items]
Assets at end of period	$ 1,831	$ 2,077